BORROWINGS AND FINANCE LEASES - Future Maturities of Finance Leases (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 83	€ 96
Amounts representing interest	(8)	(9)
Present value of minimum lease payments	75	87
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	22	24
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	39	46
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 22	€ 26